Equity Purchase Agreement (Details) - USD ($)	Sep. 30, 2015	Jul. 30, 2014
Equity Purchase Agreement
On July 11, 2011, Company entered into a 2011 Equity Purchase Agreement (the "2011 Agreement") with Southridge Partners II, LP		$ 1,900,000
Maximum percentage of outstanding common stock allocable to Southridge under 2011 Agreement (in Percent)		9.99%
The date on which aggregate purchases by Southridge under the 2014 Agreement total		$ 1,900,000
Under the 2014 Agreement, Company may determine the Investment Amount based on two requirements - first requirement: (a) amount may not be more than the lesser of (in Dollars)		$ 500,000
Under the 2014 Agreement, Company may determine the Investment Amount based on two requirements - second requirement (in Percent)		250.00%
Aggregate proceeds from shares sold to Southridge pursuant to 2014 Agreements		300,000
Pursuant to the 2014 Agreement, Company has the right to sell to Southridge, subject to certain conditions, shares of Common Stock of the Company for aggregate proceeds (in Millions)	75,000,000